Related Party Notes Payable	9 Months Ended
Sep. 30, 2011
Related Party Notes Payable [Abstract]
Related Party Notes Payable [Text Block]
10.	Related Party Notes Payable

	December 31, 2010	December 31, 2009	September 30, 2011
Promissory notes to SG Blocks Financial, LLC, with a total face amount of $86,260, at 5% - 10% per annum (A)	$-	$63,168	$-

Promissory notes to Gary Tave, with a total face amount of $73,326 (B)	-	21,056	-

Total related party notes payable	$-	$84,224	$-

(A)         During 2009, the Company entered into various promissory notes with SG Blocks Financial, LLC (“SG Financial”), and a stockholder of the Company totaling $126,260. SG Financial is a wholly owned limited liability company, whose only member is the same stockholder of the Company, who is a party to this agreement. The sole purpose of SG Financial is to enter into these notes with the Company. All of the notes were short term and bore interest at rates between 5% and 10%.  The notes were repaid in full during 2009 and 2010.

(B)         During 2009, the Company entered into various promissory notes with Gary Tave, a director of the Company totaling $73,326, with stated interest totaling $3,500.  All of the notes were short term. The proceeds from these notes were used for the sole purpose of purchasing materials. The notes provided for a security interest in a certain receivable of the Company.  The notes were repaid in full during 2010.

Interest expense for other related party notes payable amounted to $345, $10,682 and $345 for the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2010, respectively.